Share-Based Compensation - Summary of the Status of Employee Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding (in shares)	18
Exercised (in shares)	(7)
Expired (in shares)	(2)
Outstanding (in shares)	9
Vested (in shares)	9	18	400
Vested and expected to vest (in shares)	9
Weighted Average Exercise Price
Outstanding, beginning of period (in USD per share)	$ 17.79
Exercised (in USD per share)	16.55
Expired (in USD per share)	18.68
Outstanding, end of period (in USD per share)	18.68
Vested, end of period (in USD per share)	18.68	$ 17.79	$ 19.28
Vested and expected to vest, end of period (in USD per share)	$ 18.68
Weighted Average Contractual Term (in years)
Outstanding, end of period	4 months 28 days
Vested, end of period	4 months 28 days
Vested and expected to vest, end of period	4 months 28 days
Aggregate Intrinsic Value
Outstanding, end of period	$ 272
Vested, end of period	272
Vested and expected to vest, end of period	$ 272